Segment Information	12 Months Ended
Sep. 30, 2025
Segment Information [Abstract]
SEGMENT INFORMATION

11. SEGMENT INFORMATION

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making company, in deciding how to allocate resources and in assessing performance. The Company’s CODM is identified as the Chief Executive Officer.

The Company are mainly engaged in the business of providing IT related service to customers. Since the nature, the business processes and the marketing channel of the services are substantially similar, the Company are considered as operating in a single reportable segment with revenues derived from multiple revenue streams.

				(Successor)	(Predecessor)
	For the year ended September 30, 2025		For the year ended September 30, 2024	From October 12, 2022 to September 30, 2023	From October 1, 2022 to October 11, 2022
	HK$	US$	HK$	HK$	HK$
System development	4,162,140	534,918	5,903,175	5,969,112	—
NFT	—	—	2,600,000	1,585,000	—
Web and mobile application development	—	—	800,000	—	—
Hardware installation	967,210	124,305
AI-OCR development	195,750	25,158	807,880	80,970	—
Technological support and maintenance service and other services	2,070,968	266,160	2,243,517	1,054,667	—
	7,396,068	950,541	12,354,572	8,689,749	—

Substantially the majority of the Company’s revenues are derived from Hong Kong where services are provided to customers. In addition, the Company’s long-lived assets are substantially all located in and derived from Hong Kong, and the amount of long-lived assets attributable to any individual other country is not material.